Cover	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity File Number	001-37347
Entity Registrant Name	XBIOTECH INC.
Entity Central Index Key	0001626878
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	5217 Winnebago Ln
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78744
City Area Code	(512)
Local Phone Number	386-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	XBIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false